Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jul. 16, 2018
Document Effective Date	Jul. 16, 2018
Prospectus Date	Mar. 01, 2018
Eaton Vance Multi-Strategy Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	EADDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	ECDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	EIDDX
Eaton Vance Short Duration Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	ETSIX
Eaton Vance Short Duration Strategic Income Fund | Class B
Risk/Return:
Trading Symbol	EVSGX
Eaton Vance Short Duration Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	ECSIX
Eaton Vance Short Duration Strategic Income Fund | Class I
Risk/Return:
Trading Symbol	ESIIX
Eaton Vance Short Duration Strategic Income Fund | Class R
Risk/Return:
Trading Symbol	ERSIX